Annual Total Returns- Vanguard Large-Cap Index Fund (Institutional) [BarChart] - Institutional - Vanguard Large-Cap Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.60%	16.11%	32.65%	13.41%	1.07%	11.66%	22.03%	(4.46%)	31.39%	21.05%